Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2023	2024

Employees and payroll accruals	$1,159	$1,400
Accrued expenses	2,236	2,615
Related parties	79	118
	$3,474	$4,133